Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
January 31, 2022
AGLO-NPRT1-0422
1.813039.117
Common Stocks - 94.0%
	Shares	Value ($)
Australia - 1.7%
Iluka Resources Ltd.	152,033	1,130,507
Lynas Rare Earths Ltd. (a)	133,355	861,354
TOTAL AUSTRALIA		1,991,861
Canada - 2.0%
Canadian Natural Resources Ltd.	35,300	1,797,476
GFL Environmental, Inc.	14,700	483,189
TOTAL CANADA		2,280,665
Cayman Islands - 0.9%
JD.com, Inc. Class A (a)	728	27,592
Tencent Holdings Ltd.	15,300	958,733
TOTAL CAYMAN ISLANDS		986,325
Cyprus - 0.0%
Phoenix Vega Mezz PLC (a)	36,700	2,814
Denmark - 1.4%
DSV A/S	7,800	1,584,810
France - 6.2%
LVMH Moet Hennessy Louis Vuitton SE	4,200	3,449,785
Sartorius Stedim Biotech	4,300	1,885,599
Teleperformance	4,600	1,732,310
TOTAL FRANCE		7,067,694
Hong Kong - 1.1%
AIA Group Ltd.	122,400	1,277,833
India - 6.4%
Axis Bank Ltd. (a)	168,400	1,764,690
Kotak Mahindra Bank Ltd. (a)	93,544	2,346,144
Reliance Industries Ltd.	54,900	1,770,380
TCNS Clothing Co. Ltd. (a)(b)	150,400	1,470,122
TOTAL INDIA		7,351,336
Ireland - 2.3%
Accenture PLC Class A	7,500	2,651,850
Japan - 3.4%
Hitachi Ltd.	29,200	1,517,700
Hoya Corp.	9,300	1,205,916
Keyence Corp.	2,200	1,128,430
TOTAL JAPAN		3,852,046
Netherlands - 0.6%
NXP Semiconductors NV	3,300	677,952
Switzerland - 3.1%
Roche Holding AG (participation certificate)	5,070	1,962,087
Sika AG	4,450	1,556,940
TOTAL SWITZERLAND		3,519,027
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,500	2,268,655
United Kingdom - 2.8%
Discoverie Group PLC	125,075	1,444,255
S4 Capital PLC (a)	225,432	1,576,347
Starling Bank Ltd. Series D (a)(c)(d)	65,300	200,234
TOTAL UNITED KINGDOM		3,220,836
United States of America - 60.1%
Adobe, Inc. (a)	3,300	1,763,190
Alphabet, Inc. Class A (a)	2,100	5,682,747
Amazon.com, Inc. (a)	1,585	4,741,480
American Express Co.	16,200	2,913,084
AMETEK, Inc.	20,300	2,776,431
Apple, Inc.	37,300	6,519,294
Booking Holdings, Inc. (a)	975	2,394,727
Cintas Corp.	4,700	1,840,191
Cognizant Technology Solutions Corp. Class A	3,800	324,596
Deckers Outdoor Corp. (a)	8,300	2,657,909
Halliburton Co.	59,300	1,822,882
Intercontinental Exchange, Inc.	13,300	1,684,578
Interpublic Group of Companies, Inc.	49,100	1,745,014
Intuit, Inc.	2,800	1,554,644
Lam Research Corp.	5,100	3,008,592
Marvell Technology, Inc.	11,400	813,960
MasterCard, Inc. Class A	6,700	2,588,746
Meta Platforms, Inc. Class A (a)	13,300	4,166,358
Microsoft Corp.	23,800	7,401,324
NVIDIA Corp.	19,500	4,774,770
S&P Global, Inc.	5,300	2,200,666
Stryker Corp.	7,500	1,860,375
Wells Fargo & Co.	61,400	3,303,320
TOTAL UNITED STATES OF AMERICA		68,538,878
TOTAL COMMON STOCKS (Cost $73,929,987)		107,272,582

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (c)(d)	50,623	659,111
Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	20,000	1,124,792
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,783,903

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $5,376,143)	5,375,068	5,376,143

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $80,587,940)	114,432,628
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(301,684)
NET ASSETS - 100.0%	114,130,944

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,470,122 or 1.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $859,345 or 0.8% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21	116,749
Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	4,678,689	8,444,009	7,746,555	798	-	-	5,376,143	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,086,800	3,318,781	4,405,581	147	-	-	-	0.0%
Total	5,765,489	11,762,790	12,152,136	945	-	-	5,376,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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